Total
Canterbury Portfolio Thermostat Fund
CANTERBURY PORTFOLIO THERMOSTAT FUND
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary when they buy, hold and sell shares of the Fund which are not reflected below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Canterbury Portfolio Thermostat Fund	Institutional Shares	Investor Shares
Redemption Fee (as a % of amount redeemed within 60 days of purchase)	2.00%	2.00%	[1]
[1]	The Fund’s Investor Shares have been approved by the Trust’s Board of Trustees but are not yet available for purchase and are not being offered at this time. The Fund’s Investor Shares will be registered and offered for sale at a later date.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Canterbury Portfolio Thermostat Fund		Institutional Shares	Investor Shares [2]
Management Fee	[1]	0.90%	0.90%
Distribution and/or Service Fee (12b-1) Fees		none	0.25%
Other Expenses		1.06%	1.06%
Acquired Fund Fees and Expenses	[3]	0.41%	0.41%
Total Annual Operating Expenses		2.37%	2.62%
Management Fee Waiver	[1]	(0.40%)	(0.40%)
Total Annual Operating Expenses After Management Fee Waiver		1.97%	2.22%
[1]	Canterbury Investment Management, LLC, (the “Adviser”) has agreed to contractually waive its management fee of 0.90% for all share classes of the Fund so that the management fee for all share classes of the Fund is 0.50% effective October 1, 2024 and expiring September 30, 2025.
[2]	The Fund’s Investor Shares have been approved by the Trust’s Board of Trustees but are not yet available for purchase and are not being offered at this time. The Fund’s Investor Shares will be registered and offered for sale at a later date.
[3]	The term “Acquired Fund Fees and Expenses” refers to other investment companies in which the Fund invests and represents the pro rata expense indirectly incurred by the Fund as a result of investing in other investment companies, including exchange-traded funds (“ETFs”), closed-end funds and money market funds that have their own operating expenses. The Total Annual Fund Operating Expenses will not correlate to the ratio of net expenses to average net assets in the Fund’s financial highlights table.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Canterbury Portfolio Thermostat Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Institutional Shares	200	701	1,229	2,676
Investor Shares	225	777	1,355	2,924

Supplement to the Prospectus and Statement of Additional Information (“SAI”), Each Dated August 28, 2024

Canterbury Investment Management, LLC, (the “Adviser” or “Canterbury”), adviser of the Canterbury Portfolio Thermostat Fund (the “Fund”), has agreed to contractually waive its management fee of 0.90% so that the management fee for all share classes of the Fund is 0.50% to be effective October 1, 2024 and expiring on September 30, 2025. Accordingly, the Fund’s Fees and Expenses Table and Expense Example on page 1 of the Prospectus is revised as set forth below.